TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
TAXATION
Total	Rp 3,761		Rp 4,376
Current portion	(2,537)	$ (178)	(2,945)
Non-current portion (Note 15)	1,224		1,431
The company
TAXATION
VAT	1,004		1,215
Article 22 - Withholding tax on goods delivery and import			2
Article 23 - Withholding tax on services delivery	81		124
Subsidiaries
TAXATION
VAT	2,635		3,012
Article 23 - Withholding tax on services delivery	36		17
Article 4 (2) - Final tax	Rp 5		Rp 6